Pretax Impact on Assets and Liabilities as Result of Unlocking (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liabilities:
Net (decrease) increase	$ 708	$ (2,929)	$ 2,473
Deferred income tax (benefit) expense	248	(1,025)	866
Net (decrease) increase	460	(1,904)	1,607
Unlocking Of Assumptions
Assets:
Total increase (decrease) in assets	(1,242)	2,978	1,212
Liabilities:
Total increase (decrease) in liabilities	(1,950)	5,907	(1,261)
Account balances and future policy benefit reserves | Unlocking Of Assumptions
Liabilities:
Total increase (decrease) in liabilities	(1,954)	5,867	(1,259)
Unearned Premiums | Unlocking Of Assumptions
Liabilities:
Total increase (decrease) in liabilities	4	40	(2)
DAC | Unlocking Of Assumptions
Assets:
Total increase (decrease) in assets	(1,030)	2,641	856
DSI | Unlocking Of Assumptions
Assets:
Total increase (decrease) in assets	$ (212)	$ 337	$ 356